Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheets
CONDENSED BALANCE SHEETS

	As of December 31,
	2019	2020
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	308,354	281,379	43,123
Prepaid expenses and other current assets	33,723	815,934	125,048

Total current assets	342,077	1,097,313	168,171
Non-current assets:
Other non-current assets	789,542	—	—
Investment in subsidiaries and VIEs	13,522,962	16,540,687	2,534,971

Total non-current assets	14,312,504	16,540,687	2,534,971

Total assets	14,654,581	17,638,000	2,703,142

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities :
Accrued expenses and other payables	25,484	12,266	1,880

Total current liabilities	25,484	12,266	1,880

Total liabilities	25,484	12,266	1,880

Commitments and Contingencies
Shareholders’ equity:
Ordinary shares (par value of US$0.0025 per share; 400,000,000,000 ordinary shares authorized; 475,706,748 and 479,219,628 ordinary s hares issued and outstanding, as of December 31, 2019 and 2020, respectively) (Note)	8,029	8,089	1,240
Additional paid-in capital	3,774,373	4,089,763	626,784
Accumulated other comprehensive income	148,415	62,295	9,547
Retained earnings	10,698,280	13,465,587	2,063,691

Total shareholders’ equity	14,629,097	17,625,734	2,701,262

Total liabilities and shareholders’ equity	14,654,581	17,638,000	2,703,142

Note: Par value per share and the number of shares have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on February 5, 2021 as detailed in Note 2(a) and Note 22.
Condensed Statements of Comprehensive Income
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative expenses	(14,797)	(14,757)	(21,109)	(3,235)

Operating losses	(14,797)	(14,757)	(21,109)	(3,235)
Interest income	45,023	79,628	80,574	12,349
Fair value change of other current and non-current assets	(11,017)	(5,442)	(15,658)	(2,400)
Share of income of subsidiaries and VIEs	2,851,806	3,140,537	3,361,422	515,158

Income before income taxes	2,871,015	3,199,966	3,405,229	521,872
Income tax expense	—	—	—	—

Net income	2,871,015	3,199,966	3,405,229	521,872

Other comprehensive (loss)/income, net of tax of nil
Foreign currency translation adjustments	58,421	20,040	(86,120)	(13,198)

Comprehensive income	2,929,436	3,220,006	3,319,109	508,674

Condensed Statements of Cash Flows
CONDENSED STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net cash generated from/(used in) operating activities	14,214	(498)	(1,188)	(182)
Net cash generated from investing activities	515,101	218,406	532,293	81,577
Net cash (used in)/generated from financing activities	(543,968)	68,676	(546,967)	(83,826)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	1,040	3,602	(11,113)	(1,703)
Net (decrease)/increase in cash and cash equivalents and restricted cash	(13,613)	290,186	(26,975)	(4,134)
Cash and cash equivalents and restricted cash at beginning of year	31,781	18,168	308,354	47,257
Cash and cash equivalents and restricted cash at end of year	18,168	308,354	281,379	43,123